Document And Entity Information	Jan. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2025
Entity Registrant Name	Velocity Financial, Inc.
Entity Central Index Key	0001692376
Entity Emerging Growth Company	false
Entity File Number	001-39183
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-0659719
Entity Address, Address Line One	2945 Townsgate Road, Suite 110
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	(818)
Local Phone Number	532-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	VEL
Security Exchange Name	NYSE